Condensed consolidated statement of comprehensive income (Parenthetical) - Main Scheme - GBP (£) £ in Millions	1 Months Ended	6 Months Ended
	Mar. 31, 2021	Jun. 30, 2022	Jun. 30, 2021
Disclosure of transactions between related parties [line items]
Contributions	£ 500	£ 500	£ 500
Decrease in equity	£ 365	£ 365	£ 354